THE CHAPMAN FUNDS, INC.
















                   THE CHAPMAN FUNDS, INC.


                        ANNUAL REPORT



                      OCTOBER 31, 1995

THE CHAPMAN FUNDS, INC.







                                   December 21, 1995


Dear Shareholders:

     Once again we are pleased to submit the seventh annual report on The Chapman Funds for the year ended October 31, 1995.

     The year that just ended was very positive for both equity and fixed income investors. Yields on the 30 year treasury moved down throughout most of the year; however, the very short end actually increased. This turned out to be positive for investors in the Chapman U.S. Treasury Fund.

     Looking forward to 1996, we anticipate moderate to slow economic growth as corporate downsizing and federal budget discussions continue to dominate the investment scene. We anticipate the Federal Reserve will continue to lower the Fed Funds rate in the first half of 96 as inflation remains insignificant. As a result we think short rates will trend lower throughout the year.

     For a short-term related fund rated AAAm by Standard and Poors, we think the yield is very attractive relative to the long bond and an excellent investment for short term funds.

     Thank you for your continued support.

                                   Sincerely,



                                   Nathan A. Chapman, Jr.
                                   President

THE CHAPMAN FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 1995


(Showing Percentage of Total Value of Net Assets)


                  U.S. TREASURY MONEY FUND

      Principal                                  Value
      Amount                                   (Note B)
_________________                          ________________
                                                   _

         U.S. GOVERNMENT - 52.2%

$15,000,000 U.S.    Treasury Bills 4.75%,        $14,998,021
Due 11/2/95
    1,000,000 U.S.  Treasury Bills 6.53%,            987,121
Due 1/11/96
    2,000,000 U.S.  Treasury Bills 5.42%,          1,936,466
Due 5/30/96
                                                  17,921,608
      REPURCHASE AGREEMENTS - 48.5%


6,675,000   Daiwa Securities, dated 10/31/95, 5.80%
agreement to repurchase at $6,676,075 on
11/1/95 (collateralized by $5,600,000 US
Treasury Bonds, 8.125%, due 8/15/19)               6,675,000
10,000,000  Natwest Securities, dated 10/31/95, 5.85%
agreement to repurchase at $10,001,625 on
11/1/95 (collateralized by $10,800,000
U.S. Treasury Bills, due 10/17/96)                10,000,000
                                                  16,675,000

     Total Investments (Cost $34,596,608)*        34,596,608
- 100.7%
     Other Assets and Liabilities - (0.7%)         (225,174)
     Net Assets - 100.0%                         $34,371,434


     *    Cost for federal income tax
purposes.

See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 1995


                                               INSTITUTIONA
                                                     L
                               U.S. TREASURY       CASH
                                  MONEY FUND    MANAGEMENT
                                                      FUND

ASSETS:
Investments in securities
(Amortized cost $34,596,608)       $34,596,608   (Note A)
(Note B)
Cash                                        38
Accrued interest receivable              2,700
Prepaid expenses                         4,020

Total assets                        34,603,366


LIABILITIES:
Accrued expenses (Note D)               82,525
Distribution payable                   149,407

Total liabilities                      231,932

NET ASSETS                         $34,371,434

NET ASSETS:
At October 31, 1995, net
assets consisted of:
Capital stock                          $34,371
Capital paid-in                     34,337,063

Net assets, for 34,371,434
outstanding common shares          $34,371,434
(Note C)

NET ASSET VALUE PER SHARE
($34,371,434 divided by
34,371,434 outstanding                   $1.00
shares)


See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31,
1995


                                                INSTITUTION
                                                     AL
                                 U.S. TREASURY      CASH
                                   MONEY FUND    MANAGEMENT
                                                       FUND

INVESTMENT INCOME:
Interest income (Note B)              $1,712,97   (Note A)
                                              0



EXPENSES:
Management and administrative
fees
     (Note D)                           178,042
Legal and auditing                       32,362
Transfer and dividend
disbursing
     agent's fees                        19,549
Custodian fees                           20,070
Rating expense                           21,254
Directors' fees and expenses              9,179
(Note E)
Other                                       8,4
                                             61

Total expenses before                   288,917
reimbursement

Reimbursement of expenses                (66,57
(Note D)                                     7)

Net expenses                             222,34
                                              0

Net increase in net assets
resulting from operations            $1,490,630

See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                       YEAR ENDED           YEAR ENDED
                        OCTOBER 31,          OCTOBER 31,
                          1995                 1994
                            INSTITUTI            INSTITUTIO
                    U.S.       ONAL      U.S.       NAL
                  TREASURY     CASH    TREASURY     CASH
                    MONEY   MANAGEMEN   MONEY    MANAGEMENT
                    FUND        T        FUND          FUND
                                  FUN
                                D
INCREASE IN NET
ASSETS:
Operations:
  Net increase in
net assets
resulting from         $1,4  (Note A)       $59   (Note A)
operations           90,630               8,949

Dividends:
  Distributions
paid to
shareholders
from net
investment
income ($.0497         (1,4                 (59
and $.0294 per      90,630)              8,949)
share,
respectively)
(Note B)

From Capital
Share
Activities:
(at $1 per
share)
  Proceeds from
sales of shares    156,891,            32,248,1
                        847                  22
  Shares issued in
reinvestment of
dividends from
net investment     1,179,37             555,199
income                    3
   Cost of shares
redeemed           (143,710            (36,307,
                      ,447)                378)
Increase (decrease)
in net assets
derived from
capital share         14,36              (3,504
transactions          0,773               ,057)

Total increase     14,360,7            (3,504,0
(decrease)               73                 57)

NET ASSETS:
Beginning of           20,0              23,514
year                 10,661                ,718
End of year        $34,371,            $20,010,
                        434                 661

See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                 OCTOBER 31,    OCTOBER 31, 1994  OCTOBER 31, 1993  OCTOBER 31, 1992   OCTOBER 31, 1991
                    1995
                       INSTITU           INSTITU          INSTITUT           INSTITUT          INSTITUT
                U.S.   TIONAL    U.S.    TIONAL    U.S.    IONAL     U.S.     IONAL     U.S.     IONAL
               TREASU   CASH    TREASUR   CASH    TREASU    CASH   TREASUR     CASH   TREASUR    CASH
                 RY    MANAGEM     Y     MANAGEM    RY    MANAGEME    Y      MANAGEME    Y     MANAGEME
                MONEY    ENT     MONEY     ENT    MONEY      NT     MONEY       NT     MONEY      NT
                FUND    FUND     FUND     FUND     FUND     FUND     FUND      FUND     FUND     FUND
Per Share
Operating
Performance

  Net asset
value,           $1.00     --     $1.00     --     $1.00       --     $1.00      --      $1.00        --
beginning of

year..........
 ..............
 ..............

Income from
Investment
Operations:
  Net           0.0497     --    0.0294     --    0.0241       --    0.0315      --     0.0619    0.0697
Investment
income........
 ....

Distributions:
  From net      0.0497     --    0.0294     --    0.0241       --    0.0315      --     0.0619    0.0697
investment
income.....

Net asset         1.00     --      1.00     --      1.00       --      1.00      --       1.00      1.00
value, end of
year........



Total Return     5.09%     --     3.04%     --     2.44%       --     3.20%      --      6.37%     7.20%

Ratios/Supplem
ental Data:
  Net Assets,
end of year     34,371     --    20.011     --    23,515       --    33,002      --     12,229        --
(000

omitted)......
 ..............
 .............

Ratios to
Average Net
Assets:
                 0.75%     --     0.75%     --     0.75%       --     0.75%      --     0.75%*    0.75%*
Expenses......
 ..............
 ............
  Net            5.02%     --     2.94%     --     2.41%       --     3.15%      --      6.19%     6.97%
Investment
Income........
 .....

*Chapman Capital Management, Inc. (the "Advisor") agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .75% of average daily net assets on an annual basis. The expense ratio of the U.S. Treasury Money Fund, had there been no reimbursement of expenses by the Advisor, would have been .97%, 1.12%, 1.15%, 1.02%, and 1.13% for the years ended October 31, 1995, 1994, 1993, 1992 and 1991, respectively. The expense ratio of the Institutional Cash Management Fund, had there been no reimbursement of expenses by the Advisor, would have been 1.14% for the year ended October 31, 1991.

THE CHAPMAN FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995


NOTE A - GENERAL

The Chapman Funds, Inc. (the "Fund") was incorporated on November 22, 1988, and operates as a series fund. There are currently two series, the U.S. Treasury Money Fund (the "Money Fund") and the Institutional Cash Management Fund (the "Cash Management Fund"). The Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). During fiscal year 1991, the Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. Since 1991, there has been no activity, including subscriptions for purchase of shares, in the Cash Management
Fund, however, the Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund uses the amortized cost method, which approximates market value, to value portfolio securities which is permitted under Rule 2a-7 of the 1940 Act provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements

The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Securities Transactions and Investment Income

Securities     transactions    are    recorded    on     the     trade     date.
Interest income is recorded on the accrual basis.

Distributions to Shareholders

Dividends to shareholders of the Fund are declared daily from net investment income, which consist of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

THE CHAPMAN FUNDS, INC.

Federal Income Taxes

As a regulated investment company, the Fund plans to distribute sufficient investment income and security profits in order that, under the Internal Revenue Code, it will not incur Federal income taxes.

NOTE C - CAPITAL STOCK

The authorized capital stock of the Fund consists of ten billion shares, par value of $.001 per share divided into two portfolios. Each portfolio currently consists of five billion authorized shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment advisor and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of .5% and .1%, respectively. For the year ended October 31, 1995, these expenses were $178,042 for the Money
Fund. The Cash Management Fund did not incur any expenses for the period ended October 31, 1995.

Effective January 1, 1995, CCM serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. The Fund pays CCM $1,500 per month for each active portfolio. Prior to January 1, 1995, these services were provided by Fund/Plan Services, Inc. ("Fund/Plan"). For the year ended October 31, 1995 expenses for these services amounted to $15,000 and $4,549 for CCM and Fund/Plan, respectively.

CCM    agreed    to    assume   all   expenses   (excluding    income,    excise
and other taxes and extraordinary expenses) of the Fund in excess of .75% of average daily net assets on an annualized basis until December 31, 1995. Total expenses reimbursed for the year ended October 31, 1995 were $66,577 for the Money Fund.

NOTE E - DISTRIBUTION FEES AND RELATED PARTIES

Certain    officers    and    directors   of   the    Fund    are    "affiliated
persons",    as   defined   in   the   Investment   Company   Act    of    1940,
of the Advisor and Sub-Advisor.

Those       directors      who      are      not      "affiliated       persons"
(independent directors) receive $1,000 plus certain expenses from the Fund for each Board of Directors meeting they attend.

To the Shareholders and Board of Directors of The Chapman Funds, Inc.


We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of The Chapman Funds, Inc. (comprising, respectively, the U.S. Treasury Money Fund and the Institutional Cash Management Fund) as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence suporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opnion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Chapman Funds, Inc. at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.


                                   /S/ ERNST & YOUNG LLP


Baltimore, Maryland
November 10, 1995